Consolidated Statement of Cash Flows - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Operating activities:
Net cash generated from operating activities before income tax paid	$ 159,712	$ 127,253	$ 217,984
Income tax paid	(8,393)	(11,807)	(29,956)
Net cash generated from operating activities	151,319	115,446	188,028
Investing activities:
Proceeds from the sale of participation in associates and joint ventures	6,503	33,155	0
Capital contributions to associates and joint ventures	(35)	0	(123)
Contributions to associates and joint ventures pending subscription	0	0	(234)
Acquisition and improvement of investment properties	(39,301)	(17,934)	(30,582)
Proceeds from sales of investment properties	7,759	49,925	117,293
Acquisitions and improvements of property, plant and equipment	(45,730)	(109,280)	(94,268)
Acquisition of intangible assets	(2,753)	(3,003)	(1,911)
Proceeds from sales of property, plant and equipment	27,938	108,837	92,424
Dividends collected from associates and joint ventures	3,847	17,301	3,346
Proceeds from loans granted	1,169	2,317	2,818
Acquisitions of investments in financial assets	(757,846)	(771,929)	(287,105)
Proceeds from disposal of investments in financial assets	690,063	789,139	270,716
Interest received from financial assets	28,139	27,191	620
Payments of derivative financial instruments, net	(318)	3,345	4,268
Net cash (used in) / generated from investing activities	(80,565)	129,064	77,262
Financing activities:
Borrowings, issuance and new placement of non-convertible notes	697,993	423,653	543,599
Payment of borrowings and non-convertible notes	(338,742)	(401,204)	(570,899)
(Payment) / obtaining of short term loans, net	(11,201)	45,380	21,667
Interest paid	(89,339)	(176,005)	(177,504)
Capital contributions from non-controlling interest in subsidiaries	235	134	10
Lease liabilities paid	(4,955)	(3,816)	(1,938)
Repurchase of treasury shares	(16,459)	(18,392)	(35,639)
Dividends paid	(87,431)	(172,303)	(227,189)
Exercise of warrants	11,794	3,113	1,000
Repurchase of non-convertible notes	(75,711)	(11,080)	(24,832)
Net cash generated from / (used in) financing activities	86,184	(310,520)	(471,725)
Net increase / (decrease) in cash and cash equivalents	156,938	(66,010)	(206,435)
Cash and cash equivalents at the beginning of the year	159,825	201,685	389,842
Foreign exchange gain on cash and unrealized fair value result for cash equivalents	28,458	51,164	37,098
Inflation adjustment	(94,366)	(27,014)	(18,820)
Cash and cash equivalents at the end of the year	$ 250,855	$ 159,825	$ 201,685